Additional Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventories, Net
Inventories, net consisted of the following as of December 31, (in thousands):

	2022	2021
Raw materials and work in process	$48	$5,233
Electric motorcycles and electric balance bikes	25,291	8,636
Parts and accessories and apparel	3,876	2,928

Inventories, net	$29,215	$16,797

Schedule of Property, Plant and Equipment, at Cost
Property, plant and equipment, net consisted of the following as of December 31, (in thousands):

	2022	2021
Construction in progress	$26,362	$9,746
Tooling	9,874	10,155
Machinery and equipment	3,488	3,317
Software	2,799	2,798
Leasehold improvements	1,635	1,266

	44,158	27,282
Accumulated depreciation	(12,591)	(9,388)

Property, plant and equipment, net	$31,567	$17,894

Schedule of Accrued Liabilities
Accrued liabilities consisted of the following as of December 31, (in thousands):

	2022	2021
Payroll and employee benefits	$4,641	$6,129
Engineering	4,377	2,680
Warranty and recalls	397	720
Deferred revenue	163	1,644
Sales incentives	—	795
Taxes	352	918
Accrued capital expenditures	7,748	—
Other	2,665	2,688

Accrued liabilities	$20,343	$15,574